DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

6. DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other (loss)/income, net.

The fair value of derivative instruments as of December 31, 2017 and 2018 is as follows:

	Balance Sheet Location	2017	2018	2018
		RUB	RUB	$
Foreign exchange contracts	Other non-current assets	—	70	1.0
Total derivative assets		—	70	1.0
Foreign exchange contracts	Other accrued liabilities	18	1	0.1
Total derivative liabilities		18	1	0.1

The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2016, 2017 and 2018 amounted to a gain of RUB 33, RUB 41 and a loss RUB 1 ($0.1), respectively.

The Company used non-derivative financial instruments to protect the Company from the risk that the U.S. dollar-denominated Moscow office rent expenses will be adversely affected by changes in the exchange rates and to avoid income statement volatility. In March 2017, the Company designated $102.8 (RUB 5,976 at the exchange rate as of the date of designation) of its U.S. dollar-denominated deposits with a third party bank as a hedging instrument to hedge the foreign currency exposure to changes in the fair value of the unrecognized firm commitment on its Moscow headquarters operating lease arrangements. As of December 31, 2018, this deposit was used in full amount.

The Company also used non-derivative financial instruments to protect the Company from risk that the U.S. dollar-denominated purchases of its servers and network equipment will be adversely affected by changes in the exchange rates and to avoid volatility of balances related to property and equipment, net on the consolidated balance sheets. In the first quarter of 2018, the Company designated $80.4 (RUB 4,572 at the exchange rate as of the date of designation) of its U.S. dollar-denominated deposits with a third party bank as a hedging instrument to hedge the foreign currency exposure to changes in the fair value of the unrecognized firm commitments on purchases of its servers and network equipment. As of December 31, 2018, these deposits were used in full amount.

The change in fair value of the designated portion of the U.S. dollar-denominated deposits due to changes in foreign currency exchange rates was recognized in other (loss)/income, net in the consolidated statements of income along with the change in the fair value of the unrecognized firm commitment that is attributable to foreign currency exchange rates. The change in fair value of the unrecognized firm commitment was included within other current assets on the consolidated balance sheets and amounted to RUB 31 and nil as of December 31, 2017 and 2018, respectively.

The fair value of non-derivative financial instruments designated as hedging instruments as of December 31, 2017 and 2018 amounted to RUB 2,731 and nil, respectively, and was included within current term deposits on the consolidated balance sheets.